Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	$ 67,548	$ 64,888
Accumulated amortization and impairment of intangible assets, Beginning Balance	(23,211)	(18,722)
Net value	40,592	44,337
Additions	1,164	2,660
Intangible asset gross, Ending Balance	68,712	67,548
Additions	(4,905)	(4,494)
Currency translation adjustments	(4)	5
Accumulated amortization and impairment of intangible assets, Ending Balance	(28,120)	(23,211)
Patents and Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	5,134	5,134
Accumulated amortization and impairment of intangible assets, Beginning Balance	(5,134)	(5,134)
Net value		0
Intangible asset gross, Ending Balance	5,134	5,134
Currency translation adjustments
Accumulated amortization and impairment of intangible assets, Ending Balance	(5,134)	(5,134)
Internally developed intangible assets [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	13,032	10,372
Accumulated amortization and impairment of intangible assets, Beginning Balance	(9,060)	(8,722)
Net value	4,383	3,972
Additions	1,164	2,660
Intangible asset gross, Ending Balance	14,196	13,032
Additions	(753)	(343)
Currency translation adjustments		5
Accumulated amortization and impairment of intangible assets, Ending Balance	(9,813)	(9,060)
Externally acquired Intellectual property [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	41,375	41,375
Accumulated amortization and impairment of intangible assets, Beginning Balance	(7,272)	(4,353)
Net value	31,179	34,103
Intangible asset gross, Ending Balance	41,375	41,375
Additions	(2,920)	(2,919)
Currency translation adjustments	(4)
Accumulated amortization and impairment of intangible assets, Ending Balance	(10,196)	(7,272)
Customers [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	8,007	8,007
Accumulated amortization and impairment of intangible assets, Beginning Balance	(1,745)	(513)
Net value	5,030	6,262
Additions
Intangible asset gross, Ending Balance	8,007	8,007
Additions	(1,232)	(1,232)
Currency translation adjustments
Accumulated amortization and impairment of intangible assets, Ending Balance	$ (2,977)	$ (1,745)